Income Taxes - PRC subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Income Taxes
Current	¥ 88,861	$ 13,763	¥ (86,367)	¥ (51,512)
Deferred	283	44	(1,727)	749
Income tax expense	¥ (88,578)	$ (13,719)	¥ (88,094)	¥ (50,763)